Litigations (Tables)	12 Months Ended
Dec. 31, 2022
Litigations
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance at December 31, 2020	485	260	335	11	1,091
Additions and reversals, net	4	19	74	1	98
Payments	(10)	(22)	(57)	(5)	(94)
Indexation and interest	10	45	32	-	87
Acquisition of NLC	-	2	8	-	10
Discontinued operations - Coal	-	(2)	(8)	-	(10)
Translation adjustment	(33)	(18)	(26)	-	(77)
Balance at December 31, 2021	456	284	358	7	1,105
Current liabilities	14	22	56	1	93
Non-current liabilities	442	262	302	6	1,012
Balance at December 31, 2021	456	284	358	7	1,105
Additions and reversals, net	40	38	67	8	153
Payments	(40)	(67)	(56)	(1)	(164)
Indexation and interest	89	26	19	-	134
Transfer to held for sale	(1)	(7)	(2)	-	(10)
Translation adjustment	32	17	25	-	74
Balance at December 31, 2022	576	291	411	14	1,292
Current liabilities	18	21	65	2	106
Non-current liabilities	558	270	346	12	1,186
Balance at December 31, 2022	576	291	411	14	1,292

Schedule of contingent liabilities

	December 31, 2022	December 31, 2021
Tax litigations	6,590	5,177
Civil litigations	1,270	1,503
Labor litigations	569	516
Environmental litigations	1,102	954
Total	9,531	8,150

Schedule of judicial deposits

	December 31, 2022	December 31, 2021
Tax litigations	945	957
Civil litigations	123	100
Labor litigations	134	141
Environmental litigations	13	22
Total	1,215	1,220